1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

July 14, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Brinker Capital Destinations Trust (File Nos. 333-214364 and 811-23207)

Ladies and Gentlemen:

On behalf of our client, Brinker Capital Destinations Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a notice of special meeting of shareholders and a preliminary proxy statement on Schedule 14A, and a form of proxy card (collectively, the “Preliminary Proxy Materials”) for a Special Meeting of Shareholders (the “Meeting”) of the various series of the Trust.

The Meeting, which is tentatively scheduled to be held on September 24, 2020, is being called for the purposes of (i) approving a new investment advisory agreement between Brinker Capital, Inc. and the Trust on behalf of its various series; and (ii) transacting such other business as may properly come before the Meeting or any adjournments thereof. The Trust currently intends to mail definitive proxy materials to shareholders on or about the period from August 5, 2020 until August 10, 2020.

Should you have any questions regarding the Preliminary Proxy Materials, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien

John J. O’Brien, Esq.

cc: Ms. Donna Marley